Share-based compensation - 2013 Plan (Detail) - 2013 Plan - Restricted shares - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	9,073,732
Unrecognized compensation costs on restricted shares	$ 0	$ 0
Number of restricted share vested		27,475	525,140
Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share vested	60,000	60,000
Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	8,664,980	8,664,980